UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Montgomery Investment Management Inc
                 -------------------------------
   Address:      6550 Rock Spring Drive
                 -------------------------------
                 Suite 600A
                 -------------------------------
                 Bethesda, MD  20817
                 -------------------------------

Form 13F File Number: 28- 10668
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Calvin S. Koonce
         -------------------------------
Title:   President
         -------------------------------
Phone:   (301)897-9783
         -------------------------------

Signature, Place, and Date of Signing:

  /s/ Calvin S. Koonce	        Bethesda, MD 20817     May 13, 2004
-------------------------------    -----------------   ------------
           [Signature]                  [City, State]        [Date]




Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]




                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 NONE
                                        --------------------

Form 13F Information Table Entry Total:             68
                                        --------------------

Form 13F Information Table Value Total:        138,774
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

    No.       Form 13F File Number         Name

              28-
 ------       -----------------         ------------------------------
-

    [Repeat as necessary.]


                                            FORM 13F INFORMATION TABLE 3/04
Issuer                      Title/  Cusip    Value   Shares  SH/  Put/ Invstmt
--------------------        Class            x 1000 PRN AMT  PRN  CallDscretion
AES Corp.                    com  00130H105       8510,000    SH         Sole
Affiliated Computer Servicescom   008190100   27,298 525,965  SH         Sole
American Bank Holdings      com    24341109      293  38,250  SH         Sole
Agilent Technologies Inc.   com   00846U101      204   6,455  SH         Sole
Amsouth Bancorp             com   032165102    2,159  91,815  SH         Sole
Anadarko Petroleum          com   032511107    3,500  67,495  SH         Sole
Apache Corporation          com   037411105    1,761  40,800  SH         Sole
B B & T Corporation         com   054937107   20,135 570,398  SH         Sole
Bank of America Corporation com   060505014      194   2,400  SH         Sole
BellSouth Corp.             com   079860102      214   7,740  SH         Sole
Bolt Technology             com   097698104      797 202,300  SH         Sole
Burke Parsons Bowlby        com   121368104      216  19,214  SH         Sole
Burlington Resources        com   122014103      445   7,000  SH         Sole
Burnham Corp                com   122295108      253   4,463  SH         Sole
Calpine Corp                com   131347106      194  41,500  SH         Sole
Capital One Financial       com   14040H105      581   7,700  SH         Sole
Cerbco Inc.                 com   156713109      580  58,000  SH         Sole
Central European Equity Fundcom   153436100    1,570  64,089  SH         Sole
Chevron Texaco Corporation  com   166764100    2,624  29,888  SH         Sole
Costco Wholesale Corporationcom   22160K105      307   8,150  SH         Sole
Darden Restaurants          com   237194105    1,952  78,750  SH         Sole
Dominion Resources          com   257470104      321   5,000  SH         Sole
Dr. Reddy's Laboratories LTDcom   256135203      950  39,670  SH         Sole
Duke Energy                 com   264399106    3,700 135,825  SH         Sole
Encana Corp                 com   292505104      683  15,850  SH         Sole
Entremed Inc.               com   29382F103       39  11,100  SH         Sole
ExxonMobil Corp             com   30231G102      827  19,894  SH         Sole
Federal Realty Trust        com   313747206      912  19,740  SH         Sole
FirstMerit Corp             com   337915102      589  22,616  SH         Sole
Florida East Coast Ind.     com   340632108      422  11,770  SH         Sole
General Mills Inc.          com   370334104   13,505 289,304  SH         Sole
Guilford Pharm.             com   401829106       96  13,200  SH         Sole
Hewlett Packard             com   428236103    2,600 113,822  SH         Sole
Hickok Incorporated Class A com   428839104      309  51,495  SH         Sole
IDX Systems Corporation     com   449491109      211   6,100  SH         Sole
IHOP Corporation            com   449623107      461  13,399  SH         Sole
Ingersoll-Rand              com   G4776G101    1,404  20,751  SH         Sole
Instiuform East             com   457662104      162 111,808  SH         Sole
John Hancock Bk/Thrft Opp Fncom   409735107      338  33,400  SH         Sole
Johnson & Johnson           com   478160104      825  16,260  SH         Sole
KEMET Corporation           com   488360108    1,212  84,510  SH         Sole
Laboratory Corp of America  com   50540R409      214   5,450  SH         Sole
MBNA Corporation            com   55262L100    4,632 167,640  SH         Sole
MDU Resources               com   552690109    3,493 148,715  SH         Sole
Martek Biosciences Corp     com   572901106      228   4,000  SH         Sole
Mercantile Bankshares Corp. com   587405101    4,772 111,155  SH         Sole
Merck & Company             com   589331107    3,042  68,830  SH         Sole
Middleburg Financial Corporacom   596094102      918  25,936  SH         Sole
Mohawk Industries           com   608190104      354   4,300  SH         Sole
Munivest                    com   626295109      220  22,800  SH         Sole
NVR Inc.                    com   62944T105    2,272   4,940  SH         Sole
Pfizer Inc.                 com   717081103      617  17,600  SH         Sole
Phelps Dodge Corporation    com   717265102    2,257  27,643  SH         Sole
Plum Creek Timber Co. Inc.  com   729251108    2,239  68,930  SH         Sole
Putnam Premier Income Trust com   746853100      221  33,000  SH         Sole
Rayonier Incorporated       com   754907103    3,671  83,989  SH         Sole
Ruby Tuesday, Inc.          com   781182100      595  18,500  SH         Sole
Ryland Group Inc.           com   783764103    3,676  41,380  SH         Sole
Safeway Inc.                com   786514208      364  17,700  SH         Sole
Smithtown Bancorp           com   832449102      325   4,958  SH         Sole
Suncor Energy               com   867229106      246   9,000  SH         Sole
TJX Company                 com   872540109      264  10,749  SH         Sole
The Rouse Company           com   779273101    3,084  57,535  SH         Sole
UbiquiTel Inc.              com   903474302      117  33,246  SH         Sole
VSE Corporation             com   918284100    1,797  95,071  SH         Sole
WPS Resources               com   92931B106      272   5,700  SH         Sole
Washington REIT SBI         com   939653101    3,341 102,955  SH         Sole
Weyerhaeuser Company        com   962166104      615   9,390  SH         Sole

                                             138,774

[Repeat as necessary]